UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


  Read instructions at end of Form before preparing Form. Please print or type

1.  Name and address of issuer:

                              AARP Tax Free Income Trust
                              Two International Place
                              Boston, MA 02110

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):    /_ /

                         AARP High Quality Tax Free Money Fund
                         AARP Insured Tax Free General Bond Fund

3.  Investment Company Act File Number:

                         811-4050

    Securities Act File Number:

                         2-91579

4(a). Last day of fiscal year for which this Form is filed:


                               September 30, 1997

    Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(b).  /_ /    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)



4(c). /_ /     Check box if this is the last time the issuer will be filing this
               Form.

5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the       $190,525,611
          fiscal year pursuant to section 24(f):

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:       $291,964,430

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not              $0
          previously used to reduce registration fees payable to the commission:

    (iv)  Total available redemption credits                     - $291,964,430
          [add items 5(ii) and 5(iii)]:


    (v)   Net sales - if item 5(i) is greater than item 5(iv)
          [subtract item 5(iv) from item 5(I)]:                    $0

          (vi) Redemption credits available for use in
               future years - if item 5(i) is less than    $ (101,438,819)
               item 5(iv) [subtract item 5(iv)from
               item 5(i)]:

    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                              x
                                                               ------------
    (viii) Registration fee due [multiply item 5(v)
           by item 5(vii)]                                    =$0
          (enter "0" if no fee is due):

6.  Prepaid Shares

    If the response to item 5(i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933
    pursuant to rule 24e-2 as in effect before
    October 11, 1997, then report the amount of
    securities (number of shares or other units)
    deducted here:  0  .  If there is a number of
    shares or other units that were registered
    pursuant to rule 24e-2 remaining unsold at the
    end of the fiscal year for which this form is
    filed that are available for use by the
    issuer in future fiscal years, then
    state that number here:                                     0

7. Interest due - if this Form is being
    filed more than 90 days after the end                             +$ 0
    of the issuer's fiscal year (see
    Instruction D):

8.  Total of the amount of the registration
    fee due plus any interest due [line                                =$0
    5(viii) plus line 7]:

9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:                                   0

    Method of Delivery:
                            /_ /      Wire Transfer
                            /_ /      Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*/s/Thomas F. McDonough
                        ------------------------------------------

                        -------------------------------------------

Date   ______________________________

* Please print the name and title of the signing officer below the signature.